Revenue and segment reporting (Tables)	12 Months Ended
Jun. 30, 2021
Revenue and segment reporting
Schedule of disaggregation of revenue from contracts with customers by major service lines

(a)Disaggregation of revenue from contracts with customers by major revenue stream is as follows:

	2019	2020	2021
	RMB	RMB	RMB
Revenue from continuing operations
K-12 student management services and high school curriculum education services*	754,493	861,923	1,111,585
Ancillary educational services**	230,510	121,611	204,221
Operation and management services	37,792	43,839	59,984
Total	1,022,795	1,027,373	1,375,790

Revenue from discontinued operations
K-9 compulsory curriculum education services	490,542	489,699	618,653
Total	490,542	489,699	618,653

*K-12 student management services and high school curriculum education services include accommodation and after-school enrichment services to K-12 school students and high school curriculum education services.

**Ancillary educational services primarily include well-rounded education and academic subject tutoring, study trip and overseas study consulting services.

(b)Disaggregation of revenue from contracts with customers by timing of revenue recognition is as follows:

	2019	2020	2021
	RMB	RMB	RMB
Revenue from continuing operations
Timing of revenue recognition
Revenue recognized over time	940,108	932,102	1,223,868
Revenue recognized point in time	82,687	95,271	151,922
Total	1,022,795	1,027,373	1,375,790

Revenue from discontinued operations
Timing of revenue recognition
Revenue recognized over time	375,012	384,371	463,543
Revenue recognized point in time	115,530	105,328	155,110
Total	490,542	489,699	618,653

Schedule of contract liabilities from contracts with customers

	2020	2021
	RMB	RMB
Current liabilities
Contract liabilities	295,979	444,865
Non-current liabilities
Contract liabilities	3,159	132

Schedule of the revenue and operating results by segments

The revenue and operating results by segments were as follows:

For the year ended June 30, 2019

	K-12 student management	K-9 compulsory
	services and high school	curriculum
	curriculum education services	education	Ancillary
	and operation and	service	educational
	management services	(discontinued)**	services	Unallocated*	Total
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	792,285	490,542	230,510	—	1,513,337
Inter-segment revenues	287	135	8,590	—	9,012
Total segment revenues	792,572	490,677	239,100	—	1,522,349

Segment income/(loss) before income tax	299,459	23,058	105,427	(6,639)	421,305
Interest income	13,374	7,889	1,629	1,597	24,489
Interest expenses	—	208	—	—	208
Depreciation and amortization	31,173	95,793	7,844	—	134,810

*    Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

**   See Note 9.

For the year ended June 30, 2020

	K-12 student management	K-9 compulsory
	services and high school	curriculum
	curriculum education services	education	Ancillary
	and operation and	service	educational
	management services	(discontinued)**	services	Unallocated*	Total
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	905,762	489,699	121,611	—	1,517,072
Inter-segment revenues	711	418	18,002	—	19,131
Total segment revenues	906,473	490,117	139,613	—	1,536,203

Segment income/(loss) before income tax	459,875	24,205	16,948	(9,100)	491,928
Interest income	14,352	8,827	476	1,215	24,870
Interest expenses	3,040	1,368	395	—	4,803
Depreciation and amortization	59,306	102,345	8,221	—	169,872
*	Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

**   See Note 9.

For the year ended June 30, 2021

	K-12 student
	management services
	and high school
	curriculum education	K-9 compulsory
	services and	curriculum
	operation and	education	Ancillary
	management	service	educational
	services	(discontinued)**	services	Unallocated*	Total
	RMB	RMB	RMB	RMB	RMB
Revenues from external customers	1,171,569	618,653	204,221	—	1,994,443
Inter-segment revenues	1,824	465	12,466	—	14,755
Total segment revenues	1,173,393	619,118	216,687	—	2,009,198

Segment income/(loss) before income tax	566,434	(241,723)	90,285	(9,254)	405,742
Interest income	35,026	6,843	956	9	42,834
Interest expenses	278	433	873	—	1,584
Depreciation and amortization	62,086	96,393	11,249	—	169,728
Impairment loss	—	252,259	—	—	252,259

*    Unallocated income (expenses) are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segment.

**   See Note 9.

	2019	2020	2021
	RMB	RMB	RMB
Revenue
Total segment revenues	1,522,349	1,536,203	2,009,198
Elimination of inter-segment revenues	(9,012)	(19,131)	(14,755)
Elimination of discontinued operations	(490,542)	(489,699)	(618,653)
Consolidated revenues	1,022,795	1,027,373	1,375,790

Profit before tax
Segment income before income tax	421,305	491,928	405,742
Elimination of discontinued operations	(23,058)	(24,205)	241,723
Consolidated profit before tax from continuing operations	398,247	467,723	647,465